GILEAD FUND

Class A: ETAGX   Class C: ETCGX   Class I: ETILX Class N: ETGLX

HEALTHCARE & LIFE SCIENCES FUND

Class A: ETAHX   Class C: ETCHX   Class I: ETIHX Class N: ETNHX

each a series of Mutual Fund Series Trust (the “Funds”)

September 1, 2014

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Funds, each dated November 1, 2013, and should be read in conjunction with such Prospectus and Summary Prospectus.

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Effective September 1, 2014, the fee and expense table contained under the sections of the Prospectus and Summary Prospectus entitled “Fund Summary – Eventide Gilead Fund – Fees and Expenses” are replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None[1]	None[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.80%	2.55%	1.75%	1.55%
Fee Waiver and/or Expense Reimbursement [4]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%	2.44%	1.64%	1.44%

1 Investments in Class A shares of $1 Million or more made prior to September 1, 2014 are subject to a 1.00% CDSC if redeemed within 18 months of purchase.

2 Class C shares purchased prior to November 1, 2013 are subject to a 1.00% CDSC on all shares redeemed less than one year from the date of purchase.

3 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

4 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.42% through October 31, 2014. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Effective September 1, 2014, the fee and expense table contained under the sections of the Prospectus and Summary Prospectus entitled “Fund Summary – Eventide Healthcare and Life Sciences Fund – Fees and Expenses” are replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None[1]	None[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 180 days)	1.00%	1.00%	1.00%	1.00%
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	8.20%	8.20%	8.20%	8.20%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	9.56%	10.31%	9.51%	9.31%
Fee Waiver and/or Expense Reimbursement[4]	(7.87%)	(7.87%)	(7.87%)	(7.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%	2.44%	1.64%	1.44%

1 Investments in Class A shares of $1 Million or more made prior to September 1, 2014 are subject to a 1.00% CDSC if redeemed within 18 months of purchase.

2 Class C shares purchased prior to November 1, 2013 are subject to a 1.00% CDSC on all shares redeemed less than one year from the date of purchase.

3 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

4 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.43% through October 31, 2014. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Effective September 1, 2014, the section of the Prospectus entitled “How to Buy Shares – Class A Shares” is replaced in its entirety with the following:

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee that is lower than the 12b-1 fee for the Class C shares but higher than the 12b-1 fee for Class N shares.

The up-front Class A sales charge and the commissions paid to dealers for the Funds are as follows:

Amount of Purchase	Sales Charge (% of Public Offering Price)	Sales Charge (% of Net Amount Invested)	Authorized Dealer Commission (% of Public Offering Price)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above [1]	1.00%	1.01%	1.00%

1 In the case of investments at or above the $1 million breakpoint made before September 1, 2014, a 1.00% contingent deferred sales charge may be assessed on shares redeemed within 18 months of purchase.

Effective September 1, 2014, the paragraph entitled “Investment of $1 Million or More” under the section of the Prospectus entitled “How to Buy Shares – How to Reduce Your Sales Charge” is replaced in its entirely with the following:

Investments of $1 Million or More: In the case of investments of $1 million or more made before September 1, 2014, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you purchased your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you purchased shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Eventide Fund.

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You should read this Supplement in conjunction with the Prospectus and the SAI, each dated November 1, 2013, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

GILEAD FUND

Class A: ETAGX   Class C: ETCGX   Class I: ETILX Class N: ETGLX

HEALTHCARE & LIFE SCIENCES FUND

Class A: ETAHX   Class C: ETCHX   Class I: ETIHX Class N: ETNHX

each a series of Mutual Fund Series Trust (the “Funds”)

September 1, 2014

The information in this Supplement amends certain information contained in the Statement of Additional Information (“SAI”) for the Funds dated November 1, 2013 and should be read in conjunction with such SAI.

______________________________________________________________________________

Effective immediately, the paragraph entitled “Investment of $1 Million or More” under the section of SAI entitled “Reduction of Sales Charge on Class A Shares” is deleted  in its entirely.

______________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus and the SAI, each dated November 1, 2013, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.